Income Taxes (Details Narrative) (10-K) - USD ($)						12 Months Ended
	Sep. 30, 2016	Nov. 15, 2015	Nov. 15, 2015	Oct. 31, 2015	Oct. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Valuation Allowance [Line Items]
Cash consideration						$ 3,902,000,000	$ 0	$ 0
Variance from federal statutory rate due to income (loss) from non-controlling interests, perecent						15.52%	(3.98%)	(51.01%)
Reserve for payment of tax obligation, interest and penatly	$ 17,000,000					$ 15,000,000	$ 100,000,000	$ 100,000,000
Increases in tax positions for current years						10,000,000	0	$ 0
Net deferred tax assets						119,000,000
Net deferred tax liabilities							148,000,000
Deferred tax assets, net of valuation allowance, increase						267,000,000
Deferred tax assets, increase due to allowance for loan loss reserves						127,000,000
Deferred tax assets, capital loss carryforwards, increase						27,000,000
Deferred tax liabilities, debt write-down, decrease						44,000,000
Deferred tax liabilities, mark to market, decrease						30,000,000
Valuation allowance						6,414,000,000	447,000,000
Federal operating loss carryforward						78,000,000
State operating loss carryforward						16,000,000
Net current federal and foreign income tax payable						19,000,000	96,000,000
Current tax receivable						20,000,000	103,000,000
OneMain [Member]
Valuation Allowance [Line Items]
Increases in tax positions for current years						6,000,000
State and Local Jurisdiction [Member]
Valuation Allowance [Line Items]
Valuation allowance						22,000,000	26,000,000
State operating loss carryforward						556,000,000	500,000,000
Current tax receivable						20,000,000	7,000,000
United Kingdom and Puerto Rico operations [Member]
Valuation Allowance [Line Items]
Valuation allowance						16,000,000	18,000,000
Puerto Rico Jurisdiction [Member]
Valuation Allowance [Line Items]
Foreign net operating loss carryforward from United Kingdom operations						2,000,000	2,000,000
United Kingdom Jurisdiction [Member]
Valuation Allowance [Line Items]
Foreign net operating loss carryforward from United Kingdom operations						13,000,000	$ 15,000,000
OneMain [Member]
Valuation Allowance [Line Items]
Cash consideration	$ 4,455,000,000	$ 4,500,000,000	$ 45,000,000	$ 4,478,000,000	$ 447,800,000,000
Goodwill acquired that is deductible for tax purposes						1,400,000,000
Benefit from for income taxes for acquisition-related costs						$ 6,000,000